Remuneration System for the Management Board and Employees of the Group - 2017 Long Term Incentive Plan - Additional Information (Detail)			12 Months Ended
	Apr. 01, 2019 shares	Apr. 01, 2017 EUR (€) shares Beneficiary	Dec. 31, 2019 EUR (€) shares Beneficiary	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period			4 years
Number of shares granted	14,283
Share based payment expense | €			€ 6,654,000	€ 5,585,000	€ 4,975,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			9,347
Number of performance shares forfeited			0
2017 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date			April 1, 2017
Share based compensation vesting period			4 years
Percentage of perfomance shares vested			25.00%	25.00%	25.00%	25.00%
Maximum pay-out Factor | Beneficiary		1
2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		31,549
Fair value of stock options granted | €		€ 70.52
Number of beneficiaries left | Beneficiary			8
Number of performance shares forfeited			1,711
Assumption for beneficiaries that would leave in the vesting period | Beneficiary			2
Percentage of target expected to achieve to allocate performance shares		155.00%
Performance period to issue total number of shares		4 years
Increase in total number of shares to be issued		48,832
Share based payment expense | €			€ 323,165	€ 558,446	€ 1,026,037
Performance criteria fulfillment percentage		1.00%
Percentage of target expected to achieve to stock options grant			100.00%
Management board [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		15,675
Senior management [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		14,640
Employees [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		1,234
Bottom of range [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			200.00%
Top of range [member] | 2017 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional percentage of increase in number of shares vested		200.00%
Top of range [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			300.00%